FAIR VALUE OF INVESTMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE OF INVESTMENTS
Fair value assets amount transfer to level 2	$ 0	$ 0
Fair value assets amount transfer from level 2	0	0
Fair value liabilities amount transfer to level 2	0	0
Fair value liabilities amount transfer from level 2	0	0
FAIR VALUE OF INVESTMENTS
Investment in Portfolio Funds	70,557,639	118,389,845
Total
FAIR VALUE OF INVESTMENTS
Investment in Portfolio Funds	70,557,639	118,389,845
Level II
FAIR VALUE OF INVESTMENTS
Investment in Portfolio Funds	$ 70,557,639	$ 118,389,845